Business Combinations	12 Months Ended
Dec. 31, 2020
Business Combinations
Business Combinations

Note 15 Business Combinations

On November 3, 2020, Calliditas acquired a controlling interest in Genkyotex SA, a biopharmaceutical company specializing in NOX therapies with offices in France and Switzerland. Its unique platform enables the identification of orally available small molecules which selectively inhibit specific NOX enzymes that amplify multiple disease processes such as fibrosis and inflammation. The purpose of the acquisition is that it adds a late-stage orphan pipeline asset and platform in inflammation and fibrosis to the Groups product portfolio in orphan diseases.

Calliditas acquired 7,236,515 ordinary shares of Genkyotex from Genkyotex’s largest shareholders and management team (the “Block Sellers”), representing 62.7 percent of the share capital and voting rights for SEK 204,867 (EUR 19,747) in cash at EUR 2.73 per share. The acquisition date was November 3, 2020, when Calliditas acquired a controlling interest over Genkyotex. The acquisition resulted in recognition of goodwill for SEK 48,839 (EUR 4,708). Goodwill is mainly justified by access to new attractive clinical areas. No recorded goodwill is expected to be tax deductible.

After the acquisition of the controlling interest, a mandatory simplified cash tender offer was launched of EUR 2.80 and non-transferable contingent rights, per share to the remaining shareholders in Genkyotex. In the final outcome after the acceptance period, 2,885,161 shares have been tendered into the offer, for which an acquisition price of SEK 82,172 (EUR 8,078). As a result Calliditas controls a total of 10,121,676 shares in Genkyotex, which corresponds to 86.2 percent of the share capital and the total number of votes in Genkyotex as of December 31, 2020. Purchase of non-controlling interests after the business combination have been recognized under financing activities in the consolidated statements of cash flows.

In addition to this there are potential future milestone payments relating to contingent consideration amounting to a maximum of EUR 55 000, subject to future regulatory approvals of setanaxib. The fair value of contingent consideration is measured at Level 3 of the fair value hierarchy. Contingent consideration is recognized as a financial liability in the consolidated statements of financial position, which is revalued at fair value each reporting period. Any revaluation gains and losses are recognized in the consolidated statements of income. See Note 26 Provisions.

Acquisition costs during the financial year amounted to SEK 8,118, which are recognized under administrative and selling expenses in the consolidated statements of income and under operating activities in the consolidated statements of cash flows. Acquisition costs are expensed in the consolidated statements of income when they occur.

There was no business combination for the year ended December 31, 2019 and December 31, 2018.

							Operating Loss
			Acquired Owner-		Operating Loss	Sales for the Year	for the Year
			ship Share as of	Sales during the	during the	Ended December	Ended December
Company	Operation	Acquisition Date	December 31, 2020	Holding Period	Holding Period	31, 2020	31, 2020
Genkyotex SA	Biopharmaceutical	November	86.2%	—	(20,698)	—	(143,447)
	company	2020
	specializing in
	NOX therapies

Purchase price
Cash	204,867
Contingent consideration	50,614
Total	255,481

Fair value of the 7,236,515 ordinary shares purchased as part of the purchase price for Genkyotex S.A. (SEK 204,867) was based on the agreed share price of EUR 2.73 per share. Non-controlling interests are based on fair value utilizing the listed share price of the share in the acquired company at the acquisition date, which was EUR 3.02. For the year ended December 31, 2020, acquisition costs amount to SEK 8,118, of which SEK 7,020 is attributable to the acquisition of the controlling interest. All costs are directly attributable to the acquisition of Genkyotex SA.

Fair Value
Fair Value
The assets and liabilities recognized in conjunction with the acquisition are as follows:
Intangible assets: NOX Platform	382,521
Intangible assets: Other licenses	28,893
Non-current assets	2,438
Other current assets	10,022
Cash	32,265
Pension liabilities	(9,410)
Deferred tax liabilities	(82,683)
Other non-current liabilities	(643)
Other current liabilities	(20,677)
Acquired identified assets	342,726
Non-controlling interests	(136,084)
Goodwill	48,839
Acquired net assets	255,481

The gross amounts of acquired receivables does not differ significantly from fair value.

Analysis of Cash Flow
Purchase price paid in cash (included in the Cash flow used in investing activities)	(204,867)
Cash equivalents in the acquired company (included in the Cash flow used in investing activities)	32,265
Acquisition costs attributable to the acquisition of subsidiaries (included in the Cash flow used in operating activities)	(7,020)